Leases - Property and financial obligations, sale leaseback arrangements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Sale and lease back transaction book value, net	$ 143,923	$ 176,569
Accumulated depreciation	59,100	46,000
Financial obligation:
Financial obligations - current	7,208	5,777
Financial obligations - net of current	201,687	208,895
Total financial obligation	$ 208,895	$ 214,672